Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured on a recurring basis
	Fair Value Measurements Using Inputs Considered as:
June 30, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$37,953	$—	$—	$37,953
2022 Bridge Debentures	46,733	—	—	46,733
Total liabilities	$84,686	$—	$—	$84,686

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$—	$—	$32,203
Total liabilities	$32,203	$—	$—	$32,203

	Fair Value Measurements Using Inputs Considered as:
September 30, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,038	$1,006	$32	$-
Forward purchase derivative	1,284	-	-	1,284
Total liabilities	$2,322	$1,006	$32	$1,284

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$-	$-	$32,203
Total liabilities	$32,203	$-	$-	$32,203

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Convertible debentures	$32,203	$—	$—	$32,203
Total liabilities	$32,203	$—	$—	$32,203

Schedule of changes in level 3 liabilities measured at fair value on a recurring basis
	2022 Bridge Debentures	2021 Bridge Debentures	Total
Balance, June 30, 2021	$-	$12,819	$12,819
Losses included in net loss	-	22,571	22,571
Balance, September 30, 2021	$-	$35,390	$35,390

	2022 Bridge Debentures	2021 Bridge Debentures	Forward Purchase Derivative	Total
Balance, June 30, 2022	$46,733	$37,953	$-	$84,686
Losses included in net loss	2,810	887	1,284	4,981
Balance at Conversion	49,543	38,840	-	88,383
Transfer out	(49,543)	(38,840)	-	(88,383)
Balance, September 30, 2022	$-	$-	$1,284	$1,284

	2022 Bridge Debentures	2021 Bridge Debentures	Total
Balance, December 31, 2020	$-	$-	$-
Debt Issuance	-	10,500	10,500
Losses included in net loss	-	24,890	24,890
Balance, September 30, 2021	$-	$35,390	$35,390

	2022 Bridge Debentures	2021 Bridge Debentures	Forward Purchase Derivative	Total
Balance, December 31, 2021	$-	$32,203	$-	$32,203
Debt Issuance	28,000	-	-	28,000
Losses included in net loss	21,543	6,637	1,284	29,464
Balance at Conversion	49,543	38,840	-	88,383
Transfer out	(49,543)	(38,840)	-	(88,383)
Balance, September 30, 2022	$-	$-	$1,284	$1,284